Depreciation and Amortization by Type (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation And Amortization By Type [Line Items]
Depreciation And Amortization	$ 345	$ 292	$ 268
Internal-use software reported in property and equipment [Member]
Depreciation And Amortization By Type [Line Items]
Depreciation And Amortization	187	161	147
Other Capitalized Property Plant And Equipment [Member]
Depreciation And Amortization By Type [Line Items]
Depreciation And Amortization	117	99	91
Total Property And Equipment [Member]
Depreciation And Amortization By Type [Line Items]
Depreciation And Amortization	304	260	238
Other [Member]
Depreciation And Amortization By Type [Line Items]
Depreciation And Amortization	$ 41	$ 32	$ 30